30. Equity	12 Months Ended
Dec. 31, 2018
EQUITY
Equity

30.1   Capital

Capital consists of common and preferred shares. Each common share entitles its holder to one vote in the general shareholders’ meetings. Preferred shares do not have voting rights and have two classes “A” and “B”.

According to Article 17 and following paragraphs of Federal Law No. 6,404/76, dividends paid to preferred shares must be at least 10% higher than those paid to common shares.

Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares.

Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s by-laws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.

The paid-in share capital is R$ 7,910,000. The different classes of shares (with no par value) and main shareholders are detailed below:

	Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	in share	%	in share	%	in share	%	in share	%
State of Paraná	85,028,598	58.63	-	-	-	-	85,028,598	31.07
BNDES	38,298,775	26.41	-	-	27,282,006	21.26	65,580,781	23.96
Eletrobrás	1,530,774	1.06	-	-	-	-	1,530,774	0.56
Free float:	-	-	-	-	-	-		-
B3	19,186,634	13.23	76,763	23.36	69,782,600	54.39	89,045,997	32.54
NYSE	649,508	0.45	-	-	30,973,304	24.15	31,622,812	11.56
Latibex	-	-	-	-	208,846	0.16	208,846	0.08
Municipalities	178,393	0.12	9,326	2.84	3,471	-	191,190	0.07
Other shareholders	158,398	0.10	242,538	73.80	45,441	0.04	446,377	0.16
	145,031,080	100.00	328,627	100.00	128,295,668	100.00	273,655,375	100.00

30.2   Equity valuation adjustments

Fair values of fixed assets – deemed costs – were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets.

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.

	Equity Valuation Adjustments	Accumulated Other Comprehensive Income	Total
As of January 1, 2016	1,051,044	126,328	1,177,372
Adjustments to financial assets available for sale
Financial investments	-	(2)	(2)
Equity interest investments	-	3,614	3,614
Taxes on adjustments	-	(1,229)	(1,229)
Adjustments related to actuarial liabilities
Post employment benefits	-	(88,906)	(88,906)
Taxes on adjustments	-	30,174	30,174
Post employment benefits - equity	-	(852)	(852)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(154,102)	-	(154,102)
Taxes on the adjustments	52,395	-	52,395
Actuarial liabilities - investment realization	(19,933)	-	(19,933)
Attributed to non-controlling interest	-	(65)	(65)
As of December 31, 2016	929,404	69,062	998,466
Adjustments to financial assets available for sale
Financial investments	-	3	3
Taxes on adjustments	-	(1)	(1)
Equity interest investments	-	26,135	26,135
Taxes on adjustments	-	(8,887)	(8,887)
Adjustments related to actuarial liabilities
Post employment benefits	-	(46,506)	(46,506)
Taxes on adjustments	-	16,827	16,827
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(108,561)	-	(108,561)
Taxes on the adjustments	36,911	-	36,911
Gains on Investments in equity investments (Note 16.1)	-	(28,650)	(28,650)
Taxes on adjustments	-	9,741	9,741
Attributed to non-controlling interest	-	123	123
As of December 31, 2017	857,754	37,847	895,601
Adjustments related to actuarial liabilities
Post employment benefits	-	(58,354)	(58,354)
Taxes on adjustments	-	19,994	19,994
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(101,645)	-	(101,645)
Taxes on the adjustments	34,559	-	34,559
Reclassification by the adoption of IFRS 9			-
Equity interest investments	-	(4,391)	(4,391)
Attributed to non-controlling interest	-	(154)	(154)
As of December 31, 2018	790,668	(5,058)	785,610

30.3   Legal reserve and profit retention reserve

The amount of 5% of profit for the year is allocated to the legal reserve, before any other allocation, limited to 20% of capital.

The profit retention reserve is earmarked for covering the Company's investment program, according to Article 196 of Law No. 6,404/1976. It is funded by retaining the remaining profit or loss after setting up the legal reserve, interest on capital and dividends proposed.

30.4   Proposed dividend distribution

	12.31.2018	12.31.2017	12.31.2016
Calculation of minimum mandatory dividend (25%) - (1)
Net income for the year	1,407,063	1,033,626	958,650
Legal Reserve (5%)	(70,353)	(51,681)	(47,933)
Realization of equity evaluation adjustment	67,086	71,650	101,707
Calculation basis for minimum mandatory dividends	1,403,796	1,053,595	1,012,424
	350,949	263,399	253,106

Total proposed distribution - (2) (3 + 5)	378,542	289,401	282,947

Interest on own capital, net - (3)	280,000	266,000	282,947
Tax on interest on own capital	(27,593)	(26,002)	(29,841)
Interest on own capital, net - (4)	252,407	239,998	253,106

Dividends proposed - (5)	98,542	23,401	-

Total proposed distribution, net - (6) (4 + 5)	350,949	263,399	253,106

Gross value of dividends per share:
Ordinary shares	1.31950	1.00801	0.98539
Class “A” preferred shares	2.89050	2.89050	2.89050
Class “B” preferred shares	1.45151	1.10883	1.08410

Gross amount of dividends per class of shares:
Ordinary shares	191,369	146,193	142,912
Class “A” preferred shares	950	950	949
Class “B” preferred shares	186,223	142,258	139,086

In accordance with the legal and statutory provisions in effect, the basis for calculating mandatory dividends is obtained from net income, less the quota allocated to the legal reserve. However, Management decided to add to the calculation basis the realization of the equity valuation adjustments, which is dealt with in IAS 16, 40 and IFRS 1, in order to void the effect of the increase in depreciation expense arising from the adoption accounting standards, as well as IAS 16 - Property, Plant and Equipment. This procedure reflects the Company's shareholder remuneration policy, which will be practiced during the realization of the entire reserve for equity valuation adjustments.

The distribution of the minimum mandatory dividend is included in Dividend payable in the Company’s financial statements at year-end.

The tax benefit of interest on capital is recorded in the statement of income upon its recognition in accounts payable.

30.5   Earnings per share - basic and diluted

	12.31.2018	12.31.2017	12.31.2016
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	712,234	523,206	453,427
Class “A” preferred shares	1,775	1,304	1,197
Class “B” preferred shares	693,054	509,116	441,148
	1,407,063	1,033,626	895,772
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	145,031,080	145,031,080	145,031,080
Class “A” preferred shares	328,627	328,627	348,531
Class “B” preferred shares	128,295,668	128,295,668	128,275,764
	273,655,375	273,655,375	273,655,375
Basic and diluted earnings per share attributable to shareholders of parent company
Common shares	4.91091	3.60754	3.12641
Class “A” preferred shares	5.40201	3.96830	3.43906
Class “B” preferred shares	5.40201	3.96830	3.43906